Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
16.	Income Taxes

The components of income tax expense are as follows:

	2012	2011	2010
Current
Federal	$2,124,566	$2,088,090	$2,672,328
State	457,585	478,495	595,026
Total current	2,582,151	2,566,585	3,267,354
Deferred	(174,151)	10,215	(303,854)
Total	$2,408,000	$2,576,800	$2,963,500

The components of the deferred taxes are as follows:

Nonaccrual loan interest	$(26,841)	$(31,226)	$(51,858)
Provision for loan losses	(45,115)	122,641	(136,361)
Provision for impairment of investment value	31,197	(74,549)	-
Other real estate owned	(136,545)	(22,075)	(84,356)
Employee benefit	8,294	4,225	4,250
Depreciation	(21,256)	16,579	(28,384)
Discount accretion	16,115	(5,380)	(7,145)
	$(174,151)	$10,215	$(303,854)

The components of the net deferred tax liability are as follows:

Deferred tax assets
Nonaccrual loan interest	$119,919	$93,078	$61,852
Allowance for loan losses	61,585	16,470	139,111
Other than temporary impairment of investment value	43,352	74,549	-
Other real estate owned	266,835	130,290	108,215
Employee benefit	8,385	16,679	20,904
	500,076	331,066	330,082
Deferred tax liabilities
Depreciation	128,260	149,516	132,937
Discount accretion	16,115	-	5,380
Unrealized gain on securities available for sale	418,283	405,133	575,091
	562,658	554,649	713,408
Net deferred tax liability	$(62,582)	$(223,583)	$(383,326)

A reconciliation of the provision for taxes on income from the statutory federal income tax rates to the effective income tax rates follows:

Statutory federal income tax rate	34.00%	34.00%	34.00%
Increase (decrease) in tax rate resulting from
Tax-exempt income	(2.92)	(2.51)	(2.01)
Non-deductible expenses	0.05	0.04	0.04
State income taxes net of federal income tax benefit	4.46	4.28	4.29
	35.59%	35.81%	36.32%

There were no unrecognized tax benefits during any of the reported periods.  The Company and its subsidiary file income tax returns in the U.S. federal and state jurisdictions.  The Company and its subsidiary are no longer subject to U.S. federal and state income tax examinations for tax years prior to 2009.